Non-Controlling Interests	6 Months Ended
Jun. 30, 2019
Non-Controlling Interests
Non-Controlling Interests

10.          Non-Controlling Interests

In connection with the Reorganization Transactions, Tradeweb Markets Inc. became the sole manager of TWM LLC and, as a result of this control, and because Tradeweb Markets Inc. has a substantial financial interest in TWM LLC, consolidates the financial results of TWM LLC into its consolidated financial statements. The non-controlling interests balance reported on the June 30, 2019 statement of financial condition represents the economic interests of TWM LLC held by the holders of LLC Interests other than Tradeweb Markets Inc. Income or loss is attributed to the non-controlling interests based on the relative ownership percentages of LLC Interests held by Tradeweb Markets Inc., on the one hand, and the other holders of LLC Interests, on the other hand, during the period.

The following table summarizes the ownership interest in Tradeweb Markets LLC:

	June 30, 2019
	LLC	Ownership
	Interests	%
Number of LLC Interests held by Tradeweb Markets Inc.	142,933,192	64.3%
Number of LLC Interests held by non-controlling interests	79,289,005	35.7%
Total LLC Interests outstanding	222,222,197	100%

LLC Interests held by the Continuing LLC Owners are redeemable at the election of the members for shares of Class A common stock or Class B common stock, on a one-for-one basis or, at the Company's option, a cash payment in accordance with the terms of the TWM LLC Agreement. See Note 9 – Stockholders’ Equity.

The following table summarizes the impact on equity due to changes in the Company’s ownership interest in Tradeweb Markets LLC (in thousands):

	Successor	Successor
	Three Months	Six Months
	Ended	Ended
	June 30,	June 30,
Net Income Attributable to Tradeweb Markets Inc. and Transfers (to) from the Non-controlling Interest	2019	2019
Net income attributable to Tradeweb Markets Inc.	$12,828	$12,828
Transfers (to) from non-controlling interest:
Allocation of equity to non-controlling interests arising from the reorganization transactions and IPO	(1,607,529)	(1,607,529)
Change from net income attributable to Tradeweb Markets Inc. and transfers (to) from non-controlling interest	$(1,594,701)	$(1,594,701)